SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	1 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2022 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2024 USD ($) segment	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) segment	Dec. 31, 2022 USD ($)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of Reportable Segments | segment			1		1
Fixed asset impairment charges			$ 0	$ 0	$ 0	$ 0
Uninsured cash balances		$ 33,814,000	$ 33,814,000		9,123,000
Cancer treatment research award					2,000,000
Reduction in research and development					$ 1,759,000
Government Assistance, Income, Increase (Decrease), Statement of Income or Comprehensive Income [Extensible Enumeration]	Costs and Expenses		Costs and Expenses
Cancer treatment research award through the National Cancer Institute (NCI)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Reduction in research and development			$ 602,000	$ 1,314,000		$ 697,000
Government Assistance Amount Cumulative		$ 2,000,000	$ 2,000,000
Government Assistance Transaction Duration			3 years
Grant received	$ 1,980,000
Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Property and equipment useful lives		3 years	3 years		3 years
Share-based compensation expiration period		12 months	12 months		12 months
Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Property and equipment useful lives		10 years	10 years		10 years
Share-based compensation expiration period		3 years	3 years		3 years
Leasehold improvements
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Property and equipment useful lives		64 months	64 months		64 months